Advance to Suppliers (Details) - Schedule of Allowance for Doubtful Accounts ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of the period	¥ (8,472)	$ (1,166)	¥ (8,366)
Additional (allowance)/reversal for expected credit losses	396	55	(106)
Balance at the end of the period	¥ (8,076)	$ (1,111)	¥ (8,472)